RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Schedule of transactions with affiliates

	Year ended December 31,
	2011	2010	2009
Sales to:
Unconsolidated affiliates	$180	$201	$96
Inventory purchases from:
Unconsolidated affiliates	465	369	273